Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available for Sale
Other assets, amortized cost	$ 675	$ 675
Other assets, Unrealized Gains	875	519
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,550	1,194
Interest and Other income	0	61
FDIC-insured certificates of deposit [Member]
Available for Sale
Other assets, amortized cost		0
Other assets, Unrealized Gains		0
Other assets, Unrealized Losses		0
Other assets, Book/Fair value		0
Interest and Other income		61
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675	675
Other assets, Unrealized Gains	875	519
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,550	1,194
Interest and Other income	$ 0	$ 0